STOCKHOLDERS’ DEFICIT (Tables)	12 Months Ended
Jun. 30, 2023
Equity [Abstract]
SCHEDULE OF SHARE BASED COMPENSATION STOCK OPTIONS ACTIVITY

A summary of the Company’s stock option activity during the years ended June 30, 2023 and 2022 is presented below:

		Weighted
	Number of	Average
	Options	Price Per Share
Outstanding at June 30, 2021	0.059	$13,730,000
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2022	0.059	$4,533,000
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2023	0.059	$4,533,000

Exercisable at June 30, 2023	0.059	$4,533,000
Outstanding and Exercisable:

Weighted average remaining contractual term	5.88
Weighted average fair value of options granted during the period	$-
Aggregate intrinsic value	$-

SCHEDULE OF WARRANT ACTIVITY

The following table summarizes common stock warrant activity for the years ended June 30, 2023 and 2022:

		Weighted
	Number of	Average
	Warrants	Price Per Share
Outstanding at June 30, 2021	121	$179,630
Issued	-	-
Exercised	(16)	42,860
Forfeited	-	-
Expired	-	-
Outstanding at June 30, 2022	105	$200,270
Issued	3,305	10
Exercised	(13)	52,081
Forfeited	(1)	2,000,000
Expired	-	-
Outstanding at June 30, 2023	3,396 *	$5,440

Exercisable at June 30, 2023	3,379	$5,467
Outstanding and Exercisable:

Weighted average remaining contractual term	2.14
Aggregate intrinsic value	$-

*	The total warrants of 3,396 above which are exercisable into common stock consisted of the following:

SCHEDULE OF WARRANT OUTSTANDING AND EXERCISABLE
	Number of Warrants	Exercisable
Series A warrants	10	10
Series B warrants	17	17
Series C warrants	64	47
Warrants with no class designation	3,305	3,305
Total	3,396	3,379